Statement of Changes in Net Assets Available for Benefits - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in the fair value of investments	$ 7,068,504
Dividend and interest income	1,808,355
Net investment Income	8,876,859
Interest income on notes receivable from participants	49,611
Contributions
Participants	1,341,138
Company, net of forfeitures	1,032,405
Total contributions	2,373,543
Total additions	11,300,013
DEDUCTIONS FROM NET ASSETS
Distributions to participants	2,523,575
Administrative expenses	19,151
Total deductions from net assets	2,542,726
Net increase in net assets available for benefits	8,757,287
Net assets available for benefits
Beginning of year	57,345,312
End of year	$ 66,102,599